Financial instruments - Additional Information (Detail) - USD ($)			12 Months Ended
		Aug. 30, 2019	Dec. 31, 2020	Feb. 29, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Derivative [Line Items]
Carrying value, long-term debt			$ 3,566,100,000		$ 3,060,600,000
Operating lease liabilities, fair value	[1]		828,111,000		940,034,000
Operating lease liabilities			830,200,000		942,308,000	$ 893,300,000	$ 0
Fair value of other financing arrangements excluding deferred financing fees			891,710,000		553,754,000
Carrying value of other financing arrangements excluding deferred financing fees			879,468,000		513,771,000
Long-term debt, gross			$ 3,748,100,000		3,246,400,000
Discount expected to be realized on repatriation of cash			45.00%
Increase five percentage on discount results an increase in fair value			$ 3,330,000
Decrease five percentage on discount results in decrease in fair value			3,330,000
Amount that would be settled in cash in the next 12 months			25,966,000
Derivative asset liability subject to master netting arrangement			0		0
Estimated accumulated other comprehensive loss expected to be reclassified to net earnings			1,094,000
Interest Rate Swaps [Member]
Derivative [Line Items]
Payment for interest rate swap contract termination		$ 97,955,000
Senior Unsecured Notes [Member]
Derivative [Line Items]
Carrying value, long-term debt			80,000,000		80,000,000
Fair value, long-term debt			89,207,000		82,816,000
Aggregate fair value, long-term debt			89,207,000		82,816,000
Long-term debt, gross			80,000,000.0		80,000,000.0
2025 Notes and 2026 Notes [Member]
Derivative [Line Items]
Carrying value, long-term debt			369,100,000		349,106,000
Fair value, long-term debt			538,083,000		525,591,000
Aggregate fair value, long-term debt			538,083,000		525,591,000
Long-term debt, gross			500,000,000		500,000,000
2027 Fairfax Notes [Member]
Derivative [Line Items]
Carrying value, long-term debt				$ 100,000,000
Fair value, long-term debt				101,975,000
Aggregate fair value, long-term debt				$ 101,975,000
Exchangeable Notes [Member]
Derivative [Line Items]
Carrying value, long-term debt			195,000,000
Fair value, long-term debt			195,232,000
Aggregate fair value, long-term debt			195,232,000
Long-term debt, gross			201,250,000
Revolving Credit Facilities and Term Loan Credit Facilities [Member]
Derivative [Line Items]
Fair value, long-term debt excluding deferred financing fees			2,827,984,000		2,624,711,000
Carrying value, long-term debt			$ 2,866,850,000		$ 2,666,274,000

[1]	revolving credit facilities and term loan credit facilities